Stock-Based Compensation Plans - Summary of Restricted Share Units Activity (Details) - USD ($) $ / shares in Units, $ in Millions	6 Months Ended	12 Months Ended
	Jul. 31, 2025	Jan. 31, 2025
Stock-Based Compensation Plans
Vested or expected to vest, weighted-average exercise price (in dollars per share)	$ 71.73
Vested or expected to vest, weighted-average remaining contractual life (Year)	4 years 2 months 12 days
Vested or expected to vest, aggregate intrinsic value	$ 53.4
RSU
Stock-Based Compensation Plans
Number of Units Outstanding (in shares), Beginning	489,689
Weighted-Average Granted Date Fair Value (in dollars per share), Beginning	$ 48.48
Weighted-Average Remaining Contractual (years)	5 years 6 months	5 years
Aggregate Intrinsic Value	$ 49.6	$ 59.8
RSUs Granted (in shares)	69,355
RSUs Granted, weighted-average granted date fair value (in dollars per share)	$ 101.07
Exercised (in shares)	(67,992)
Exercised, weighted-average granted date fair value (in dollars per share)	$ 28.46
Forfeited (in shares)	(17,053)
Forfeited, weighted-average granted date fair value (in dollars per share)	$ 93.91
Number of Units Outstanding (in shares), Ending	473,999	489,689
Weighted-Average Granted Date Fair Value (in dollars per share), Ending	$ 56.71	$ 48.48
Vested or expected to vest, RSU (in shares)	473,999
Vested or expected to vest, weighted-average exercise price (in dollars per share)	$ 56.71
Vested or expected to vest, weighted-average remaining contractual life (Year)	5 years 6 months
Vested or expected to vest, aggregate intrinsic value	$ 49.6
Exercisable, number of units (in shares)	359,621
Exercisable, weighted-average granted date fair value (in dollars per share)	$ 45.2
Exercisable, weighted-average remaining contractual (years)	4 years 4 months 24 days
Exercisable, aggregate intrinsic value	$ 37.6